UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

October 31, 2018

ALSF-QTLY-1218
1.797936.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 17.0%
Interactive Media & Services - 6.7%
Alphabet, Inc. Class C (a)	66,300	$71,391
Facebook, Inc. Class A (a)	191,600	29,083
		100,474
Media - 7.4%
Charter Communications, Inc. Class A (a)	107,100	34,312
DISH Network Corp. Class A (a)	75,441	2,319
Gray Television, Inc. (a)	1,879,263	32,530
Nexstar Broadcasting Group, Inc. Class A	447,002	33,476
Sinclair Broadcast Group, Inc. Class A	328,300	9,403
		112,040
Wireless Telecommunication Services - 2.9%
T-Mobile U.S., Inc. (a)	640,600	43,913

TOTAL COMMUNICATION SERVICES		256,427

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.0%
Aptiv PLC	98,100	7,534
Lear Corp.	54,400	7,230
		14,764
Automobiles - 0.2%
General Motors Co. warrants 7/10/19 (a)	195,121	3,727
Hotels, Restaurants & Leisure - 9.4%
Boyd Gaming Corp.	561,700	14,919
Eldorado Resorts, Inc. (a)	1,177,800	42,990
Golden Entertainment, Inc. (a)	510,954	9,284
Melco Crown Entertainment Ltd. sponsored ADR	1,036,200	17,232
Penn National Gaming, Inc. (a)	1,389,400	33,735
Red Rock Resorts, Inc.	4,632	107
Scientific Games Corp. Class A (a)(b)	520,013	11,575
Wynn Resorts Ltd.	115,400	11,609
		141,451
Household Durables - 1.7%
Lennar Corp.:
Class A	232,700	10,001
Class B	10,740	384
Newell Brands, Inc.	975,353	15,489
		25,874
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,700	14,185
Media - 1.6%
Altice U.S.A., Inc. Class A	1,003,700	16,370
Studio City International Holdings Ltd. ADR	397,700	8,153
		24,523
Specialty Retail - 0.4%
Party City Holdco, Inc. (a)	563,600	5,901

TOTAL CONSUMER DISCRETIONARY		230,425

CONSUMER STAPLES - 4.5%
Food Products - 3.2%
Darling International, Inc. (a)	1,417,479	29,285
JBS SA	7,003,800	19,290
		48,575
Household Products - 1.3%
Spectrum Brands Holdings, Inc.	300,500	19,517

TOTAL CONSUMER STAPLES		68,092

ENERGY - 8.5%
Energy Equipment & Services - 0.0%
SAExploration Holdings, Inc. (a)	18,485	101
Oil, Gas & Consumable Fuels - 8.5%
California Resources Corp. (a)	499,102	15,642
Cheniere Energy, Inc. (a)	413,650	24,989
Continental Resources, Inc. (a)	357,291	18,822
Diamondback Energy, Inc.	43,000	4,831
Parsley Energy, Inc. Class A (a)	888,800	20,816
Pioneer Natural Resources Co.	123,600	18,203
Scorpio Tankers, Inc. (b)	2,441,300	4,370
Teekay LNG Partners LP	845,803	12,019
Whiting Petroleum Corp. (a)	217,504	8,113
		127,805

TOTAL ENERGY		127,906

FINANCIALS - 9.4%
Banks - 8.4%
Bank of America Corp.	1,962,001	53,955
Citigroup, Inc.	317,253	20,767
Huntington Bancshares, Inc.	1,422,620	20,386
Regions Financial Corp.	963,220	16,346
Wells Fargo & Co.	284,000	15,117
		126,571
Capital Markets - 0.6%
KKR & Co. LP	415,700	9,831
Consumer Finance - 0.4%
OneMain Holdings, Inc. (a)	198,200	5,653

TOTAL FINANCIALS		142,055

HEALTH CARE - 7.8%
Health Care Equipment& Supplies - 2.8%
Boston Scientific Corp. (a)	1,182,344	42,730
Health Care Providers & Services - 2.2%
HCA Holdings, Inc.	105,521	14,090
Tenet Healthcare Corp. (a)	723,171	18,607
		32,697
Pharmaceuticals - 2.8%
Allergan PLC	48,600	7,679
Jazz Pharmaceuticals PLC (a)	220,032	34,945
		42,624

TOTAL HEALTH CARE		118,051

INDUSTRIALS - 5.8%
Airlines - 1.9%
American Airlines Group, Inc.	251,200	8,812
Delta Air Lines, Inc.	376,520	20,607
		29,419
Machinery - 0.5%
Allison Transmission Holdings, Inc.	159,000	7,009
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	662	7
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	251,700	7,078
Trading Companies & Distributors - 2.9%
HD Supply Holdings, Inc. (a)	796,700	29,932
United Rentals, Inc. (a)	112,300	13,484
		43,416

TOTAL INDUSTRIALS		86,929

INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment & Components - 1.2%
CDW Corp.	96,600	8,695
Dell Technologies, Inc. (a)	96,871	8,756
		17,451
IT Services - 2.1%
First Data Corp. Class A (a)	1,000,000	18,740
Presidio, Inc.	920,147	12,330
		31,070
Semiconductors & Semiconductor Equipment - 9.2%
Broadcom, Inc.	168,600	37,680
Micron Technology, Inc. (a)	749,200	28,260
ON Semiconductor Corp. (a)	1,557,470	26,477
Qorvo, Inc. (a)	320,600	23,567
Skyworks Solutions, Inc.	275,830	23,931
		139,915
Software - 3.1%
CDK Global, Inc.	120,900	6,920
Microsoft Corp.	152,700	16,310
Nuance Communications, Inc. (a)	1,387,000	24,120
		47,350

TOTAL INFORMATION TECHNOLOGY		235,786

MATERIALS - 9.3%
Chemicals - 7.3%
DowDuPont, Inc.	435,600	23,488
LyondellBasell Industries NV Class A	169,590	15,139
Platform Specialty Products Corp. (a)	2,831,003	30,631
The Chemours Co. LLC	788,300	26,022
The Mosaic Co.	341,700	10,572
Tronox Ltd. Class A	408,500	4,677
		110,529
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	1,045,229	11,508
Metals & Mining - 1.2%
ArcelorMittal SA Class A unit (b)	318,800	7,935
Lundin Mining Corp.	2,616,100	10,751
		18,686

TOTAL MATERIALS		140,723

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Omega Healthcare Investors, Inc. (b)	150,200	5,009
UTILITIES - 5.2%
Electric Utilities - 1.3%
Vistra Energy Corp. (a)	911,865	20,636
Independent Power and Renewable Electricity Producers - 3.9%
NRG Energy, Inc.	1,377,800	49,863
NRG Yield, Inc. Class C	444,500	8,717
		58,580

TOTAL UTILITIES		79,216

TOTAL COMMON STOCKS
(Cost $1,303,065)		1,490,619

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 0.5%
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Lyft, Inc. Series I (c)(d)	168,941	8,000
Nonconvertible Preferred Stocks - 0.7%
MATERIALS - 0.7%
Chemicals - 0.7%
Braskem SA Class A sponsored (b)	370,100	10,311
TOTAL PREFERRED STOCKS
(Cost $19,266)		18,311
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (Cost $2,962)(e)(f)	3,148	1,794
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.23% (g)	6,239,104	6,240
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	17,147,985	17,150
TOTAL MONEY MARKET FUNDS
(Cost $23,390)		23,390
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,348,683)		1,534,114
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(21,761)
NET ASSETS - 100%		$1,512,353

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000,000 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,794,000 or 0.1% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Lyft, Inc. Series I	6/27/18	$8,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$124
Fidelity Securities Lending Cash Central Fund	3
Total	$127

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$256,427	$256,427	$--	$--
Consumer Discretionary	230,425	230,425	--	--
Consumer Staples	68,092	68,092	--	--
Energy	127,906	127,906	--	--
Financials	142,055	142,055	--	--
Health Care	118,051	118,051	--	--
Industrials	86,929	86,929	--	--
Information Technology	243,786	235,786	--	8,000
Materials	151,034	151,034	--	--
Real Estate	5,009	5,009	--	--
Utilities	79,216	79,216	--	--
Corporate Bonds	1,794	--	1,794	--
Money Market Funds	23,390	23,390	--	--
Total Investments in Securities:	$1,534,114	$1,524,320	$1,794	$8,000

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018